Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions		Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025
Disclosure Of Deposits [line items]
Payable after notice	[1],[2]	$ 193,736
Payable on a fixed date	[1],[3]	504,269
Total	[1]	981,489	$ 971,682	$ 966,279
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	179,557
Payable on a fixed date	[3]	332,456
Total		701,998	700,024	692,600
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	4,031
Payable on a fixed date	[3]	71,568
Total		113,529	105,006	101,495
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	300
Payable on a fixed date	[3]	40,884
Total		41,184	41,907	34,046
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	0
Payable on a fixed date	[3]	17,186
Total		39,520	38,686	39,091
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	1,099
Payable on a fixed date	[3]	7,925
Total		20,945	20,194	19,917
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	142
Payable on a fixed date	[3]	16,390
Total		24,054	24,307	23,135
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	0
Payable on a fixed date	[3]	0
Total		0		10,408
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	8,607
Payable on a fixed date	[3]	17,860
Total		40,259	41,558	45,587
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	123,046
Payable on a fixed date	[3]	123,559
Total		295,240	295,199	301,718
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	67,697
Payable on a fixed date	[3]	350,932
Total		644,305	631,375	627,667
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	2,993
Payable on a fixed date	[3]	29,778
Total		41,944	$ 45,108	$ 36,894
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[4]	236,083
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	164,896
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	37,711
Interest bearing [member] | United Kingdom [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	0
Interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	14,294
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	11,913
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	1,434
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	0
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	5,835
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	37,307
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	190,437
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	8,339
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[4]	47,401
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	25,089
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	219
Non- interest bearing [member] | United Kingdom [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	0
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	8,040
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	8
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	6,088
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	0
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	7,957
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	11,328
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	35,239
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	$ 834

[1]	Deposits denominated in U.S. dollars amount to $317,453 (January 31, 2026 – $310,021 ; October 31, 2025 – $297,065), deposits denominated in Chilean pesos amount to $20,300 (January 31, 2026 – $20,881; October 31, 2025 – $20,053), deposits denominated in Mexican pesos amount to $36,731 (January 31, 2026 – $35,542; October 31, 2025 – $35,941) and deposits denominated in other foreign currencies amount to $109,608 (January 31, 2026 – $110,665; October 31, 2025 – $117,530).
[2]	Deposits payable after notice include all deposits for which the Bank may require notice of withdrawal, generally savings accounts.
[3]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[4]	Deposits payable on demand include all deposits for which the Bank may not have the right to notice of withdrawal, generally chequing accounts.